FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5:- FAIR VALUE MEASUREMENTS

The below tables set forth the Company’s assets and liabilities that were measured at fair value as of September 30, 2026 and December 31, 2025 by level within the fair value hierarchy.

	September 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:

Marketable securities	$-	$8,855	$-	$8,855

Foreign currency derivatives	$-	$30	$-	$30

Total financial assets	$-	$8,885	$-	$8,885

Liabilities:

Foreign currency derivatives	$-	$46	$-	$46

Total financial liabilities	$-	$46	$-	$46

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:

Marketable securities	$-	$9,466	$-	$9,466

Total financial assets	$-	$9,466	$-	$9,466

Liabilities:

Warrants	$-	$-	$7	$7

Total financial liabilities	$-	$-	$7	$7